INCOME TAXES - Summary of Effective Income Tax Rate (Details)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Luxembourg statutory tax rate	24.94%	24.94%	24.94%	24.94%
(Increase)/reduction in income tax rate:
U.S. state and local income taxes, net	0.14%	7.61%	6.25%	6.01%
Effect of rates different from statutory	(0.10%)	(5.84%)	(3.78%)	(3.68%)
Global intangible low-taxed income	0.00%	0.00%	0.00%	(1.37%)
Section 250 deduction	(0.05%)	(2.20%)	(1.36%)	0.78%
Transaction costs	(0.11%)	0.02%	0.00%	0.00%
Founders advisory fees	(23.78%)	0.00%	0.00%	0.00%
Tax rate changes	0.00%	1.38%	3.57%	4.49%
Changes in prior year estimates	0.00%	0.00%	(2.73%)	3.61%
Change in valuation allowance	(0.07%)	12.47%	5.12%	(5.31%)
Other, net	(0.29%)	2.28%	(1.83%)	0.13%
Effective tax rate	0.68%	40.66%	30.18%	29.60%